Call Loans and Securities Purchased under Resale Agreements - Additional Information (Detail) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Call Loans and Securities Under Resale Agreements KRW	Dec. 31, 2009 Call Loans and Securities Under Resale Agreements KRW	Dec. 31, 2008 Call Loans and Securities Under Resale Agreements KRW
Resale Agreement Counterparty [Line Items]
Call loans, maturity date					Call loans are short-term lending facilities among banks and financial institutions, with maturities of 90 days or less. Typically, call loans have maturities of one day.
Other interest income	$ 304,214	343,945,000	293,567,000	380,871,000	115,718,000	101,691,000	98,784,000